Financial Risk Management - Summary of Financial Instruments (Detail) - SEK (kr) kr in Billions		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		kr 120.6	kr 99.9
Assets at amortized cost		4.8	4.5
Financial liabilities at FVTPL		(32.2)	(27.4)
Liabilities at amortized cost		(36.1)	(34.9)
Customer finance [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		3.3	3.1
Customer finance [member] | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		3.3	3.1
Interest bearing liabilities [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		43.3	28.1
Interest bearing liabilities [member] | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		43.3	28.1
Cash equivalents [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	[1]	26.0	23.6
Assets at amortized cost	[1]	4.0	3.6
Cash equivalents [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	[1]	26.0	23.6
Other Financial Asset
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		2.3	1.5
Assets at amortized cost		0.5	0.5
Other Financial Asset | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		0.6
Other Financial Asset | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		1.7	1.5
Trade receivables [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through OCI		45.4	42.1
Trade receivables [member] | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through OCI		45.4	42.1
Interest bearing securities [member]
Disclosure Of Financial Instruments [Line Items]
Assets at amortized cost		0.3	0.4
Parent Company borrowings [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at designated FVTPL		(31.4)	(27.2)
Parent Company borrowings [member] | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at designated FVTPL		(19.5)	(18.9)
Parent Company borrowings [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at designated FVTPL		(11.9)	(8.3)
Other current liabilities [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at FVTPL		(0.8)	(0.2)
Other current liabilities [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at FVTPL		(0.8)	(0.2)
Trade payables [member]
Disclosure Of Financial Instruments [Line Items]
Liabilities at amortized cost		(35.7)	(32.0)
Borrowings [member]
Disclosure Of Financial Instruments [Line Items]
Liabilities at amortized cost		(0.4)	(2.9)
Other Current Assets [Member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		0.3	1.5
Other Current Assets [Member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		kr 0.3	kr 1.5

[1]	Total Cash and cash equivalent is SEK 54.1 (43.6) billion, of which SEK 30.0 (27.2) billion relating to Cash equivalents are presented in the table above.